Oil and Gas Assets (Details Narrative) (USD $)	12 Months Ended					12 Months Ended								0 Months Ended		12 Months Ended										0 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Aug. 28, 2011	Jul. 31, 2010	Apr. 30, 2011 Farmee [Member]	Apr. 30, 2011 Farmor [Member]	Apr. 30, 2011 Petro [Member]	Apr. 30, 2011 Working Interest Partner [Member]	Apr. 30, 2012 Missouri [Member] Boe Area	Apr. 30, 2011 Missouri [Member] Boe	Apr. 30, 2010 Missouri [Member] Boe	Jul. 01, 2010 Missouri [Member]	Dec. 04, 2010 Kentucky [Member] Area	Sep. 21, 2010 Kentucky [Member] Area	Apr. 30, 2012 Kentucky [Member] Area	Apr. 30, 2011 Kentucky [Member]	Apr. 30, 2010 Kentucky [Member]	Apr. 30, 2012 Montana [Member]	Apr. 30, 2011 Montana [Member]	Apr. 30, 2010 Montana [Member]	Apr. 30, 2012 Montana [Member] Devils Basin Prospect [Member] Area	Apr. 30, 2012 Montana [Member] Teton Prospect [Member] Area	Apr. 17, 2012 Montana [Member] Teton Prospect [Member] Area	Apr. 30, 2012 Montana [Member] Parent Company [Member]	Apr. 02, 2012 Kansas [Member] Area	Apr. 30, 2012 Kansas [Member] Area	Apr. 30, 2011 Kansas [Member]	Apr. 30, 2010 Kansas [Member]	Apr. 30, 2012 Texas [Member]	Apr. 30, 2011 Texas [Member]	Apr. 30, 2010 Texas [Member]	Mar. 31, 2012 Other Country [Member]	Apr. 30, 2012 Other Country [Member]	Apr. 30, 2011 Other Country [Member]	Apr. 30, 2010 Other Country [Member]
Administrative cost capitalized	$ 121,000	$ 181,000	$ 161,000
Stock based compensation capitalized	0	9,945	50,846
Proportionate interest in properties				20.00%																						100.00%	100.00%
Percentage of total cost to date				133.00%
Percentage of working interest	100.00%				10.00%								10.00%		62.50%	37.50%									75.00%
Percentage of gross overriding royalty interest					2.75%								2.75%
Average working interest in gross acres of oil and gas leases										95.80%
Gross acres of oil and gas leases										34,045												1,175		2,807
Acres sold for cash considerations										3,957																320
Proceeds from sale of land										177,200																7,100
Percentage of gross overriding royalty agreements for future production gross, minimum										1.00%
Percentage of gross overriding royalty agreements for future production gross, maximum										5.00%
Impairment of oil and gas assets	16,380,166	12,848,677	1,162,545							(15,218,009)	(9,066,590)					(100,000)	(3,179,174)		0	(602,913)	(816,696)						(91,114)					(290,237)		(971,043)		(55,612)
Average price per barrel of oil equivalent										76.75	59	52.90
Operating expenses per barrel of oil equivalent										351.71	130.70	132.80
Depletion rate per barrel of oil equivalent										46.75	27.15	6.02
Percentage of additional working interest																37.50%
Unproved net mineral acres oil and gas leases														29,147		29,147
Net mineral acres oil and gas leases														1,000	5,100	(10,930)						(881)	1,137				385
Percentage of working interest revenue		100.00%				50.00%	50.00%	18.75%	31.25%
Royalty per barrel of oil																										5
Royalty																										1,000,000
Acres of land expired																											65
Abandonment liability																														260,482
Proceeds from sale of five steam generators																																	$ 219,154